Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	Hennessy SPARX Funds Trust
Central Index Key	0001260723
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Hennessy Japan Fund | Hennessy Japan Fund | Hennessy Japan Fund - Institutional Class shares
Risk/Return:
Trading Symbol	HJPIX
Hennessy Japan Fund | Hennessy Japan Fund | Hennessy Japan Fund - Investor Class shares
Risk/Return:
Trading Symbol	HJPNX
Hennessy Japan Small Cap Fund | Hennessy Japan Small Cap Fund | Hennessy Japan Small Cap Fund - Investor Class shares
Risk/Return:
Trading Symbol	HJPSX